Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Schedule of Revenue from Contracts with Customers	i) Revenue streams

	2024	2023	2022
(in $ millions)	$	$	$
Deliveries	1,493	1,310	724
Mobility	1,047	871	643
Financial services	253	177	64
Others	4	1	2
	2,797	2,359	1,433

Schedule of Disaggregation of Revenue From Contracts With Customers
ii)                  Geographic information

	2024	2023	2022
(in $ millions)	$	$	$
Indonesia	643	605	275
Malaysia	816	673	509
Philippines	265	200	125
Singapore	578	480	302
Thailand	252	205	109
Vietnam	228	185	108
Rest of Southeast Asia	15	11	5
	2,797	2,359	1,433